Fund Expenses - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Percentage of operating expenses annual fee of net asset value	0.50%	0.50%
Sponsor [Member]
Percentage of operating expenses annual fee of net asset value	0.33%	0.33%
Gold Delivery Providers [Member]
Percentage of operating expenses annual fee of net asset value	0.17%	0.17%
SPDR Long Dollar Gold Trust [Member]
Percentage of operating expenses annual fee of net asset value	0.50%	0.50%
SPDR Long Dollar Gold Trust [Member] | Sponsor [Member]
Percentage of operating expenses annual fee of net asset value	0.33%	0.33%
SPDR Long Dollar Gold Trust [Member] | Gold Delivery Providers [Member]
Percentage of operating expenses annual fee of net asset value	0.17%	0.17%